Long-Term Debt - Loan Movements (Table) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Debt Instrument [Line Items]
Balance at January 1, 2017	$ 1,766,043
New Loans	397,092
Prepaid	223,518
Repaid	176,535
Balance at December 31, 2017	$ 1,763,082
Credit facility
Debt Instrument [Line Items]
Origination Date	2004
Original Amount	$ 179,384
Balance at January 1, 2017	70,135
Prepaid	30,391
Repaid	8,150
Balance at December 31, 2017	$ 31,594 [1]
Credit facility
Debt Instrument [Line Items]
Origination Date	2005
Original Amount	$ 220,000
Balance at January 1, 2017	30,920
Prepaid	29,100
Repaid	1,820
Balance at December 31, 2017	$ 0
Credit facility
Debt Instrument [Line Items]
Origination Date	2006
Original Amount	$ 371,010
Balance at January 1, 2017	171,010
Repaid	20,000
Balance at December 31, 2017	$ 151,010
Credit facility
Debt Instrument [Line Items]
Origination Date	2007
Original Amount	$ 120,000
Balance at January 1, 2017	72,500
Repaid	5,000
Balance at December 31, 2017	$ 67,500
10-year term loan
Debt Instrument [Line Items]
Origination Date	2007
Original Amount	$ 88,350
Balance at January 1, 2017	44,190
Repaid	5,520
Balance at December 31, 2017	$ 38,670
10-year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	$ 38,600
Balance at January 1, 2017	20,110
Repaid	2,234
Balance at December 31, 2017	$ 17,876
8-year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	$ 40,000
Balance at January 1, 2017	21,352
Prepaid	18,688
Repaid	2,664
Balance at December 31, 2017	$ 0
12-year term loan
Debt Instrument [Line Items]
Origination Date	2009
Original Amount	$ 40,000
Balance at January 1, 2017	23,750
Repaid	2,500
Balance at December 31, 2017	$ 21,250
10-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 39,000
Balance at January 1, 2017	22,100
Repaid	2,600
Balance at December 31, 2017	$ 19,500
7-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 70,000
Balance at January 1, 2017	42,160
Prepaid	37,520
Repaid	4,640
Balance at December 31, 2017	$ 0
10-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 43,924
Balance at January 1, 2017	24,617
Repaid	3,218
Balance at December 31, 2017	$ 21,399
9-year term loan
Debt Instrument [Line Items]
Origination Date	2010
Original Amount	$ 42,100
Balance at January 1, 2017	26,500
Repaid	2,600
Balance at December 31, 2017	$ 23,900
10-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	$ 48,000
Balance at January 1, 2017	30,400
Repaid	3,200
Balance at December 31, 2017	$ 27,200
9-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	$ 48,650
Balance at January 1, 2017	32,434
Repaid	3,243
Balance at December 31, 2017	$ 29,191
8-year term loan
Debt Instrument [Line Items]
Origination Date	2011
Original Amount	$ 73,600
Balance at January 1, 2017	73,600
Repaid	6,133
Balance at December 31, 2017	$ 67,467
8-year term loan
Debt Instrument [Line Items]
Origination Date	2012
Original Amount	$ 73,600
Balance at January 1, 2017	73,600
Repaid	6,942
Balance at December 31, 2017	$ 66,658
7-year term loan
Debt Instrument [Line Items]
Origination Date	2013
Original Amount	$ 18,000
Balance at January 1, 2017	13,575
Repaid	1,620
Balance at December 31, 2017	$ 11,955
7-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 42,000
Balance at January 1, 2017	36,400
Repaid	2,800
Balance at December 31, 2017	$ 33,600
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 193,239
Balance at January 1, 2017	167,826
New Loans	24,212
Repaid	10,841
Balance at December 31, 2017	$ 181,197
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 39,000
Balance at January 1, 2017	33,800
Repaid	2,600
Balance at December 31, 2017	$ 31,200
7-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 40,400
Balance at January 1, 2017	16,598
New Loans	23,802
Repaid	1,341
Balance at December 31, 2017	$ 39,059
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 78,744
Balance at January 1, 2017	32,114
New Loans	46,630
Repaid	1,150
Balance at December 31, 2017	$ 77,594
6-year term loan
Debt Instrument [Line Items]
Origination Date	2014
Original Amount	$ 39,954
Balance at January 1, 2017	16,598
New Loans	23,356
Repaid	0
Balance at December 31, 2017	$ 39,954
5-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 35,190
Balance at January 1, 2017	35,190
Repaid	1,955
Balance at December 31, 2017	$ 33,235
7-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 35,190
Balance at January 1, 2017	35,190
Repaid	2,199
Balance at December 31, 2017	$ 32,991
7-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 39,900
Balance at January 1, 2017	36,273
Repaid	3,627
Balance at December 31, 2017	$ 32,646
5-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 82,775
Balance at January 1, 2017	77,602
Repaid	10,347
Balance at December 31, 2017	$ 67,255
6-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 46,217
Balance at January 1, 2017	41,595
Repaid	4,622
Balance at December 31, 2017	$ 36,973
8-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 73,500
Balance at January 1, 2017	39,200
New Loans	34,300
Prepaid	71,200
Repaid	2,300
Balance at December 31, 2017	$ 0
7-year term loan
Debt Instrument [Line Items]
Origination Date	2015
Original Amount	$ 44,800
Balance at January 1, 2017	43,200
Repaid	3,200
Balance at December 31, 2017	$ 40,000
12-year term loan
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 309,824
Balance at January 1, 2017	251,199
New Loans	42,630
Prepaid	625
Repaid	19,269
Balance at December 31, 2017	$ 273,935
2&5-year term loan
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 60,000
Balance at January 1, 2017	60,000
Prepaid	35,994
Repaid	11,200
Balance at December 31, 2017	$ 12,806
5-year term loan
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 33,104
Balance at January 1, 2017	32,180
Repaid	5,092
Balance at December 31, 2017	$ 27,088
4-year term loan
Debt Instrument [Line Items]
Origination Date	2016
Original Amount	$ 18,125
Balance at January 1, 2017	18,125
Repaid	3,625
Balance at December 31, 2017	$ 14,500
7 1/2-year term loan
Debt Instrument [Line Items]
Origination Date	2017
Original Amount	$ 85,000
Balance at January 1, 2017	0
New Loans	85,000
Repaid	0
Balance at December 31, 2017	$ 85,000
4-year term loan
Debt Instrument [Line Items]
Origination Date	2017
Original Amount	$ 122,500
Balance at January 1, 2017	0
New Loans	117,162
Repaid	8,283
Balance at December 31, 2017	$ 108,879

[1]	This credit facility includes a fixed interest rate portion amounting to $8,617 as at December 31, 2017.